U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

               Read  instructions at end of Form before preparing Form.
                              Please print or type.

--------------------------------------------------------------------------------
1.      Name and address of issuer:

        North Carolina Daily Municipal Income Fund, Inc.
        600 Fifth Avenue
        New York, New York 10020-2302

--------------------------------------------------------------------------------
2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series: |X|

--------------------------------------------------------------------------------
3.      Investment Company Act File Number:          811-6344

        Securities Act File Number:                  33-41462

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

         August 31, 1999

--------------------------------------------------------------------------------
4(b). [ ]  Check  box if this  notice is being  filed  late  (i.e.,  more than
           90 days after the end of the issuer's fiscal year).
          (See Instruction A.2)

--------------------------------------------------------------------------------

Note: If the form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c).[ ] Check box if this is the last time the issuer will be filing this Form.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. Calculation of registration fee:
--------------------------------------------------------------------------------

 (i)    Aggregate sale price of securities sold during the fiscal
        year pursuant to section 24(f):                                         $732,678,748.32
                                                                                ----------------

 (ii)   Aggregate  price  of  securities  redeemed
        or repurchased during the fiscal year:                   $711,765,599.48
                                                                 ---------------

 (iii)  Aggregate price of securities redeemed
        or repurchased during any prior fiscal year
        ending no earlier than October 11, 1995
        that were not previously used to reduce
        registration fees payable to the Commission:            $      -0-
                                                                ----------------

 (iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:        -$711,765,599.48
                                                                                -----------------


 (v)    Net sales--if  item 5(i) is greater than Item 5(iv)
        [Subtract Item 5(iv) from Item 5 (i)]:                                  $  20,913,148.84
                                                                                -----------------

 (vi)   Redemption credits available for use
        in future years---if item 5(i) is less
        than Item 5(iv) [subtract Item 5(iv)
        from Item (i)]:                                         x    0.00
                                                                ----------------

(vii)   Multiplier  for  determining  registration  fee (See
        Instruction C.9):                                                       x      0.000278
                                                                                -------------------

(viii)  Registration fee due [multiply Item 5(v) by Item 5 (vii)
        (enter "0" if no fee is due):                                           = $      5,813.86
                                                                                -------------------

--------------------------------------------------------------------------------
6.      Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

--------------------------------------------------------------------------------
7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   +$     -0-
                                                                   -------------
--------------------------------------------------------------------------------
8. The total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 =$    5,813.86
                                                                 ---------------
--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
--------------------------------------------------------------------------------

               Method of Delivery: October 12, 1999

               |X|    Wire Transfer
               [ ]    Mail or other means

--------------------------------------------------------------------------------
                                   SIGNATURES



        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*   /s/ Bernadette N. Finn
                                    Bernadette N. Finn, Secretary

        Date:  October 13, 1999



*    Please print the name and title of the signing officer below the signature.